Organization, Operations and Summary of Significant Accounting Policies: License Agreements Policy (Policies)	12 Months Ended
Jun. 30, 2015
Policies
License Agreements Policy

License Agreements

The Company has the following marketing arrangements in place:

a. ASiQ Ltd, a Corporation with similar management and ownership to AS-IP,  for the global marketing and implementation of SafeCell.

Material terms:

i.   Date of agreement - May 29, 2008

ii.  Term - ongoing

iii. License fee - ASiQ will pay the Company a license fee of 10% of the revenue generated by SafeCell and received by ASiQ.

iv.  As required by the Company, ASiQ will develop, manufacture and market SafeCell to the airline industry.

v.   ASiQ will secure the services of Ron Chapman to assist in any product development and marketing.

vi.   Should ASiQ develop other applications for the SafeCell concept outside the aviation industry, ASiQ and the Company will enter into separate agreements setting out the basis on which ASiQ can use the SafeCell concept as set out in the International PCT application, such agreement will include license and royalty payments payable under the agreement.

vii. The agreement was originally non exclusive but subsequently changed to exclusive

b. Under a Heads of Agreement dated February 11, 2013, subsequently formalized in an Agreement dated March 25, 2013, it was agreed:

i)  The Company’s wholly owned subsidiary, AS-IP Finance Inc. (“AS-IP”) will manage the billing and credit card collections for the North American telecommunication services designated BizjetMobile and iJetCell on behalf of ASiQ.

ii) AS-IP will receive an administration fee of 5% of the net proceeds from the BizjetCell and iJetCell services, in addition to the 10% royalty the Company was currently entitled to receive.

This Agreement lapsed effective September 25, 2014, as ASiQ no longer requires the Company to manage the billings for its North American operations, following establishment of its own US subsidiary.